Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Oct. 31, 2024		Oct. 31, 2023
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.60%		5.40%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]	5.80%		5.50%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		4.90%		5.80%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.70%		5.50%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.80%	[3]	4.70%	[4]
Actuarial assumption of discount rates	[1],[2]	5.70%		5.50%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2040 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.03%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%		4.00%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.80%	[4]	4.80%	[3]
Actuarial assumption of discount rates		4.80%		5.70%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2040 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate				4.03%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.7% and 5.5% for 2024 and 2023, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 5.6% and 5.4% for 2024 and 2023, respectively.
[3]	Trending to 4.03% in 2040 and remaining at that level thereafter.
[4]	Trending to 4.00% in 2041 and remaining at that level thereafter.